Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of preparation and consolidation [Policy Text Block]
Basis of Preparation and Consolidation
The accompanying Consolidated Financial Statements have been prepared from the books and records of LyondellBasell N.V. under accounting principles generally accepted in the United States (“U.S. GAAP”). Subsidiaries are defined as being those companies over which we, either directly or indirectly, have control through a majority of the voting rights or the right to exercise control or to obtain the majority of the benefits and be exposed to the majority of the risks. Subsidiaries are consolidated from the date on which control is obtained until the date that such control ceases. All intercompany transactions and balances have been eliminated in consolidation.
Effective January 1, 2023, our Catalloy and polybutene-1 businesses were moved from the Advanced Polymer Solutions segment and reintegrated into the Olefins and Polyolefins-Americas and Olefins and Polyolefins-Europe, Asia, International segments. Segment information provided within has been revised for all periods presented to reflect these changes.

Cash and cash equivalents [Policy Text Block]
Cash and Cash Equivalents
Our cash equivalents consist of highly liquid debt instruments such as certificates of deposit, commercial paper and money market accounts with major international banks and financial institutions. Cash equivalents include instruments with maturities of three months or less when acquired and exclude restricted cash.

Short-term investments [Policy Text Block]
Short-Term Investments
Our investments in debt securities are classified as available-for-sale and held-to-maturity on the basis of our intent and ability to hold the investments. Investments classified as available-for-sale are carried at fair value with changes reflected in other comprehensive income. Credit-related impairment, measured using the expected cash flows and limited to the amount by which the amortized cost basis of a security exceeds its fair value, is recognized through an allowance for expected credit losses, and adjusted subsequently if conditions change, with a corresponding impact in earnings. Where there is an intention or a requirement to sell an impaired available-for-sale debt security, the entire impairment is recognized in earnings with a corresponding adjustment to the amortized cost basis of the security.
Investments classified as held-to-maturity are carried at amortized cost less allowance for credit losses recorded through net income.
Trade receivables [Policy Text Block]
Trade Receivables
Trade receivables are amounts due from customers for merchandise sold or services performed in the ordinary course of business and are carried at transaction price net of allowance for credit losses. Allowance for credit losses is measured using historical loss rates for the respective risk categories and incorporating forward-looking estimates. The corresponding expense for the loss allowance is reflected in Selling, general and administrative expenses.

Inventories [Policy Text Block]
Inventories
Cost of our raw materials, work-in-progress and finished goods inventories is determined using the last-in, first-out (“LIFO”) method and is carried at the lower of cost or market value. Cost of our materials and supplies inventory is determined using the average cost method and is carried at the lower of cost and net realizable value.
Inventory exchange transactions, which involve fungible commodities, are not accounted for as purchases and sales. Any resulting volumetric exchange balances are accounted for as inventory, with cost determined using the LIFO method.

Property, plant and equipment [Policy Text Block]
Property, Plant and Equipment
Property, plant and equipment are recorded at historical cost. Historical cost includes expenditures that are directly attributable to the acquisition of the items. Costs may also include borrowing costs incurred on debt during construction of major projects exceeding one year, costs of major maintenance arising from turnarounds of major units and legally obligated decommissioning costs. Routine maintenance costs are expensed as incurred.
Depreciation is computed using the straight-line method over the estimated useful lives of assets to their residual values. The residual values and useful lives of assets are reviewed, and adjusted if appropriate, whenever events or circumstances indicate that a revision is warranted. Land is not depreciated.
We evaluate property, plant and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Long-lived assets are grouped at the lowest level for which there are identifiable cash flows that are largely independent of the cash flows of other groups of assets, which, for us, is generally at the plant group level (or, at times, individual plants in certain circumstances where we have isolated production units with separately identifiable cash flows). If it is determined that an asset or asset group’s carrying value exceeded its undiscounted estimated pre-tax cash flows and estimated fair value, the asset is written down to its estimated fair value.
Equity investments [Policy Text Block]
Equity Investments
We account for equity method investments (“equity investments”) using the equity method of accounting if we have the ability to exercise significant influence over, but not control of, an investee. Significant influence generally exists if we have an ownership interest representing between 20% and 50% of the voting rights. Under the equity method of accounting, investments are stated initially at cost and are adjusted for subsequent additional investments and our proportionate share of profit or losses and distributions.
We record our share of the profits or losses of the equity investments, net of income taxes, in the Consolidated Statements of Income. When our share of losses in an equity investment equals or exceeds the carrying amount of our investment including advances made by us, we do not recognize further losses, unless we have guaranteed obligations or are otherwise committed to provide further financial support to the investee.
We assess our equity investments for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment may not be recoverable. If the decline in value is considered to be other-than-temporary, the investment is written down to its estimated fair value.
Investments in PO Joint Ventures and the Louisiana Joint Venture—We share ownership with Covestro PO LLC, a subsidiary of Covestro AG (collectively “Covestro”), in a U.S. propylene oxide (“PO”) manufacturing joint venture (the “U.S. PO Joint Venture”). The U.S. PO Joint Venture owns a PO/styrene monomer (“SM” or “styrene”) and a PO/tertiary butyl alcohol (“TBA”) manufacturing facility. Covestro’s ownership interest in Series A partnership units represents an undivided interest in certain U.S. PO Joint Venture assets with correlative PO capacity reservation that resulted in ownership of annual in-kind cost-based PO production of approximately 680 thousand tons in 2022 and 2021. Our ownership interest in Series A and Series B partnership units conveys us an undivided interest in certain U.S. PO Joint Venture assets with correlative PO and co-product capacity, respectively, resulting in the ownership of annual in-kind cost-based PO and co-product production.
In addition, each partner has a 50% interest in a separate manufacturing joint venture (the “European PO Joint Venture”), which owns a PO/SM plant at Maasvlakte near Rotterdam, The Netherlands. In substance, each partner’s ownership interest represents an undivided interest in all of the European PO Joint Venture assets with correlative capacity reservation resulting in ownership of annual in-kind cost-based PO and SM production.
We do not share marketing or product sales under the U.S. PO Joint Venture. We operate the U.S. PO Joint Venture’s and the European PO Joint Venture’s (collectively the “PO Joint Ventures”) plants and arrange and coordinate the logistics of product delivery. The partners’ share in the cost of production and logistics is based on their product off-take.
During the fourth quarter of 2020, we executed a joint venture agreement with Sasol Chemicals (USA) LLC (“Sasol”) to form the Louisiana Integrated PolyEthylene JV LLC joint venture (the “Louisiana Joint Venture”). Under this arrangement, we acquired a 50% ownership interest in an ethane cracker, a low-density and linear-low density polyethylene plant, and associated infrastructure. Under the terms of the joint venture agreement, each partner provides pro-rata share of ethane feedstocks and off-takes pro-rata shares of cracker and polyethylene products. We operate the Louisiana Joint Venture assets and market the polyethylene off-take for all partners through our global sales team.
We account for the PO Joint Ventures and the Louisiana Joint Venture using the equity method. We report the cost of our product off-take as Inventory and the equity loss as Cost of sales in our Consolidated Financial Statements. Related production cash flows are reported in the operating cash flow section of the Consolidated Statements of Cash Flows.
Our equity investment in the PO Joint Ventures and the Louisiana Joint Venture represents our share of the manufacturing plants and is decreased by recognition of our share of equity loss, which is equal to the depreciation of the assets of these joint ventures. Other changes in the investment balance are principally due to our additional capital contributions to these joint ventures to fund capital expenditures. Such contributions are reported in the investing cash flow section of the Consolidated Statements of Cash Flows.
Our product off-take of PO and its co-products from the PO Joint Ventures was 2.4 million tons in 2022, 2.6 million tons in 2021 and 2.6 million tons in 2020. Our product off-take of ethylene and polyethylene produced from the Louisiana Joint Venture was 1.0 million tons in 2022 and 1.1 million tons in 2021. The product off-take in 2020 for the period subsequent to the formation of the joint venture was immaterial.

Redeemable noncontrolling interests [Policy Text Block]
Redeemable Non-controlling Interests
Our redeemable non-controlling interests relate to shares of cumulative perpetual special stock (“redeemable non-controlling interest stock”) issued by our consolidated subsidiary, formerly known as A. Schulman, Inc. (“A. Schulman”). Holders of redeemable non-controlling interest stock are entitled to receive cumulative dividends at the rate of 6% per share on the liquidation preference of $1,000 per share. Redeemable non-controlling interest stock may be redeemed at any time at the discretion of the holders and is reported in the Consolidated Balance Sheets outside of permanent equity.
The redeemable non-controlling interests were recorded at fair value at the date of acquisition and are subsequently carried at the greater of estimated redemption value at the end of each reporting period or the initial amount recorded at the date of acquisition adjusted for subsequent redemptions. Dividends on these shares are deducted from or added to the amount of Income (loss) attributable to the Company shareholders if and when declared by the Company.
Goodwill [Policy Text Block]
Goodwill
Goodwill is tested for impairment annually in the fourth quarter or whenever events or changes in circumstances indicate that the fair value of a reporting unit with goodwill is below its carrying amount.
We first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. Qualitative factors assessed for each of the reporting units include, but are not limited to, changes in long-term commodity prices, discount rates, competitive environments, planned capacity, cost factors such as raw material prices, and financial performance of the reporting units. If the qualitative assessment indicates that it is more likely than not that the carrying value of a reporting unit exceeds its estimated fair value, a quantitative test is required. If the carrying value of the reporting unit including goodwill exceeds its fair value, an impairment charge equal to the excess would be recognized up to a maximum amount of goodwill allocated to that reporting unit.
For 2022 and 2021, management performed qualitative impairment assessments of our reporting units, which indicated that the fair value of our reporting units was greater than their carrying value including goodwill. Based on this assessment, our historical assessment for impairment and forecasted demand for our products, a quantitative goodwill impairment test was not required, and no goodwill impairment was recognized.

Intangible assets [Policy Text Block]
Intangible Assets
Intangible assets consist of customer relationships, trade names and trademarks, know-how, emission allowances, various contracts, in-process research and development costs and software costs. These assets are amortized using the straight-line method over their estimated useful lives or over the term of the related agreement. We evaluate definite-lived intangible assets with the associated long-lived asset group for impairment whenever impairment indicators are present.

Research and development [Policy Text Block]
Research and Development
Research and development (“R&D”) costs are expensed when incurred. Subsidies for R&D are included in Other (expense) income, net. Depreciation expense related to assets employed in R&D is included as a cost of R&D.

Income taxes [Policy Text Block]
Income Taxes
The income tax for the period comprises current and deferred tax. Income tax is recognized in the Consolidated Statements of Income, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In these cases, the applicable tax amount is recognized in other comprehensive income or directly in equity, respectively.
Deferred income taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recognized for income tax purposes, as well as the net tax effects of net operating loss carryforwards. Valuation allowances are provided against deferred tax assets when it is more likely than not that some portion or all of the deferred tax asset will not be realized.
We recognize uncertain income tax positions in our financial statements when we believe it is more likely than not, based on the technical merits, that the position or a portion thereof will be sustained upon examination. For a position that is more likely than not to be sustained, the benefit recognized is measured at the largest cumulative amount that is greater than 50 percent likely of being realized.

Environmental remediation costs [Policy Text Block]	Environmental Remediation Costs—Environmental remediation liabilities include liabilities related to sites we currently own, sites we no longer own, as well as sites where we have operated that belong to other parties. Liabilities for anticipated expenditures related to investigation and remediation of contaminated sites are accrued when it is probable a liability has been incurred and the amount of the liability can be reasonably estimated. Only certain post-remediation monitoring costs, the timing of which can be determined with reasonable certainty, are discounted to present value.
Asset retirement obligations [Policy Text Block]	Asset Retirement Obligations—At some sites, we are legally obligated to decommission our plants upon site exit. Asset retirement obligations are recorded at the fair value using the present value of the estimated costs to retire the asset at the time the obligation is incurred. That cost, which is capitalized as part of the related long-lived asset, is depreciated on a straight-line basis over the remaining useful life of the related asset. Accretion expense in connection with the discounted liability is recognized over the estimated timeline to settle the obligation. Such depreciation and accretion expenses are included in Cost of sales.
Foreign currency translation [Policy Text Block]
Foreign Currency Translation and Remeasurement
Functional and Reporting Currency—Items included in the financial information of each of LyondellBasell N.V.’s entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”) and then translated to the U.S. dollar (“the reporting currency”) as follows:
•Assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;
•Income and expenses for each income statement are translated at monthly average exchange rates; and
•All resulting exchange differences are recognized as a separate component within Other comprehensive income (foreign currency translation adjustments).
Transactions and Balances—Foreign currency transactions are recorded in their respective functional currency using exchange rates prevailing at the dates of the transactions. Exchange gains and losses resulting from the settlement of such transactions and from remeasurement of monetary assets and liabilities denominated in foreign currencies at the balance sheet date are recognized in earnings.

Revenue from contract with customer [Policy Text Block]
Revenue Recognition
Substantially all our revenues are derived from contracts with customers. We account for contracts when both parties have approved the contract and are committed to perform, the rights of the parties and payment terms have been identified, the contract has commercial substance and collectability is probable.
Revenue is recognized when obligations under the terms of a contract with our customer are satisfied. This generally occurs at the point in time when performance obligations are fulfilled and control transfers to the customer. In most instances, control transfers upon transfer of risk of loss and title to the customer, which usually occurs when we ship products to the customer from our manufacturing facility. Revenue is measured as the amount of consideration we expect to receive in exchange for transferring goods. Customer incentives are generally based on volumes purchased and recognized over the period earned. Sales, value-added, and other taxes that we collect concurrent with revenue-producing activities are excluded from the transaction price as they represent amounts collected on behalf of third parties. We apply the practical expedient to recognize the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that we otherwise would have recognized is one year or less. Shipping and handling costs are treated as a fulfillment cost and not a separate performance obligation.
We have marketing arrangements to off-take and sell the production of some of our joint ventures in return for a percentage of the price realized on the sales to the end customer. In such arrangements, when we obtain control of the product, revenue and cost of sales are presented on a gross basis. Otherwise, we recognize revenue, net of amounts due to the joint venture, which represents commissions earned.
Payments are typically required within a short period following the transfer of control of the product to the customer. We occasionally require customers to prepay purchases to ensure collectability. Such prepayments do not represent financing arrangements, since payment occurs within a short time frame. We apply the practical expedient which permits us to disregard the effects of a significant financing component when, at contract inception, we expect the period between the payment and fulfillment of the performance obligation will be one year or less.
Contract balances typically arise when a difference in timing between the transfer of control to the customer and receipt of consideration occurs. Our contract liabilities, which are reflected in our Consolidated Financial Statements as Accrued liabilities and Other liabilities, consist primarily of customer payments for products or services received before the transfer of control to the customer occurs.

Share-based compensation [Policy Text Block]	Share-Based CompensationWe grant restricted stock units (“RSUs”), stock option awards (“Stock options”), performance share units (“PSUs”), and other cash and stock awards to employees as a form of compensation. Our share-based compensation awards are accounted for as equity-classified awards with compensation expense based on the grant date fair value and recognized over the vesting period in the income statement. We use a straight-line vesting method for cliff-vested awards and a graded vesting method for ratable-vested awards. We have elected to recognize forfeitures as they occur for stock-based compensation. When options are exercised and awards are paid out, shares are issued from our treasury shares. The holders of unvested RSUs are entitled to nonforfeitable dividend equivalents settled in the form of cash payments, which are recognized as dividends in Retained earnings. Outstanding PSUs accrue dividend equivalent units, which will be converted to shares upon payment at the end of the performance period and are classified as Accrued liabilities and Other liabilities on the Consolidated Balance Sheets. Dividend equivalents for PSUs are also recorded in Retained earnings. See Notes 15 and 18 to the Consolidated Financial Statements for additional information.
Lessee, leases [Policy Text Block]
Leases
Leases with a term longer than 12 months are recorded on the balance sheet as a lease asset and lease liability. If at inception of a contract, a lease is identified, we recognize a lease asset and a corresponding lease liability based on the present value of the lease payments over the lease term, discounted using our incremental borrowing rate, unless an implicit rate is readily determinable. Lease payments include fixed and variable lease components derived from usage or market-based indices, such as the consumer price index. Other variable lease payments may fluctuate for a variety of reasons including usage, output, insurance or taxes. These variable amounts are expensed as incurred and not included in the lease assets or lease liabilities. Options to extend or terminate a lease are reflected in the lease payments and lease term when it is reasonably certain that we will exercise those options. Leases are classified as either finance or operating, with classification affecting the pattern of expense recognition in the Consolidated Statements of Income. The majority of our leases are operating leases for which we recognize lease expense on a straight-line basis over the lease term. We apply the practical expedient to account for lease and associated non-lease components as a single lease component for all asset classes with the exception of utilities and pipeline assets within major manufacturing equipment. For these assets, non-lease components are separated from lease components and accounted for as normal operating expenses. Leases with an initial term of 12 months or less are recognized in the Consolidated Statements of Income on a straight-line basis over the lease term.

Financial instruments and hedging activities [Policy Text Block]
Financial Instruments and Hedging Activities
Pursuant to our risk management policies, we selectively enter into derivative transactions to manage market risk volatility associated with changes in commodity pricing, currency exchange rates and interest rates. Certain derivatives used for this purpose are designated as net investment hedges, cash flow hedges or fair value hedges. Derivative instruments are recorded at fair value on the balance sheet. Gains and losses related to changes in the fair value of derivative instruments not designated as hedges are recorded in earnings.
Cash flows from derivatives designated as hedges are reported in our Consolidated Statements of Cash Flows under the same category as the cash flows from the hedged items unless the derivative contract contains a significant financing element. Cash flows for derivatives with a significant financing element are classified as Cash flows from financing activities. Cash flows related to economic hedges are classified consistent with the cash flows of the economic hedged items.
Net Investment Hedges—We enter into foreign currency derivatives and foreign currency denominated debt to reduce the volatility in shareholders’ equity resulting from changes in currency exchange rates of our foreign subsidiaries with respect to the U.S. dollar. Our foreign currency derivatives consist of cross-currency contracts and forward exchange contracts.
We use the critical terms approach through the application of the spot method to assess hedge effectiveness at least quarterly. For derivatives designated as net investment hedges, gains or losses attributable to changes in spot foreign exchange rates over the designation period are reflected in foreign currency translation adjustments within Other comprehensive income (loss). Recognition in earnings is delayed until the net investment is sold or liquidated. At that time, the amount recognized is reported in the same line item as the gain or loss on the liquidation of the hedged foreign operations. For our cross-currency swaps, the associated interest receipts and payments are recorded in interest expense. For our foreign currency forward contracts, we amortize initial forward point values on a straight-line basis to interest expense over the life of the hedging instrument. We monitor on a quarterly basis for any over-hedged positions requiring re-designation and re-designation of the hedge to remove such over-hedged condition.
Cash Flow Hedges—We enter into cash flow hedges to manage the variability in cash flows of a future transaction. Our cash flow hedges include cross currency swaps, forward starting interest rate swaps and commodity swaps. For derivatives designated as cash flow hedges, the gains and losses are recorded in other comprehensive income (loss) and released to earnings in the same line item and in the same period during which the hedged item affects earnings.
We use the critical terms and the quantitative long-haul methods to assess hedge effectiveness and monitor, at least quarterly, any change in effectiveness.
We have cross-currency swap contracts designated as cash flow hedges to reduce our exposure to the foreign currency exchange risk associated with certain intercompany loans. Under the terms of these contracts, we make interest payments in euros and receive interest in U.S. dollars. Upon the maturities of these contracts, we will pay the principal amount of the loans in euros and receive U.S. dollars from our counterparties.
We enter into forward-starting interest rate contracts to mitigate the risk of adverse changes in benchmark interest rates on future anticipated debt issuances.
We also execute commodity futures, options and swaps to manage the volatility of the commodity price related to anticipated purchases of raw materials and product sales. We enter into over-the-counter commodity swaps and options with one or more counterparties whereby we pay a predetermined fixed price and receive a price based on the average monthly rate of a specified index for the specified nominated volumes.
Fair Value Hedges—We use interest rate swaps as part of our current interest rate risk management strategy to achieve a desired proportion of variable versus fixed rate debt. Under these arrangements, we exchange fixed-rate for floating-rate interest payments to effectively convert our fixed-rate debt to floating-rate debt. For derivatives that have been designated as fair value hedges, the gains and losses of the derivatives and hedged items are recorded in earnings.
We use the long-haul method to assess hedge effectiveness using a regression analysis approach at least quarterly. We perform the regression analysis over an observation period of three years, utilizing data that is relevant to the hedge duration.
Fair Value Measurements
We categorize assets and liabilities, measured at fair value, into one of three different levels depending on the observability of the inputs employed in the measurement. Level 1 inputs are quoted prices for identical instruments in active markets. Level 2 inputs are quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs or significant value-drivers are observable. Level 3 inputs are model-derived valuations in which one or more significant inputs or significant value-drivers are unobservable.
Fair value measurements are classified according to the lowest level input or value-driver that is significant to the valuation. A measurement may therefore be classified within Level 3 even though there may be significant inputs that are readily observable.
Changes in Fair Value Levels—Management reviews the disclosures regarding fair value measurements at least quarterly. If an instrument classified as Level 1 subsequently ceases to be actively traded, it is transferred out of Level 1. In such cases, instruments are reclassified as Level 2, unless the measurement of its fair value requires the use of significant unobservable inputs, in which case it is reclassified as Level 3.
We use the following inputs and valuation techniques to estimate the fair value of our financial instruments disclosed in Note 13 to the Consolidated Financial Statements.
Cross-Currency Swaps—The fair value of our cross-currency swaps is calculated using the present value of future cash flows discounted using observable inputs such as known notional value amounts, yield curves, basis curves, as applicable, and with the foreign currency leg revalued using published spot and forward exchange rates on the valuation date.
Forward-Starting and Fixed-for-Floating Interest Rate Swaps—The fair value of our forward-starting and fixed-for-floating interest rate swaps is calculated using the present value of future cash flows using observable inputs such as benchmark interest rates and market yield curves.
Commodity Derivatives—The fair values of our commodity derivatives are measured using closing market prices of public exchanges and from third-party broker quotes and pricing providers.
The fair value of our commodity swaps classified as Level 2 is determined using a combination of observable and unobservable inputs. The observable inputs consist of future market values of various crude and heavy fuel oils, which are readily available through public data sources. The unobservable input, which is the estimated discount or premium used in the market pricing, is calculated using an internally-developed, multi-linear regression model based on the observable prices of the known components and their relationships to historical prices. A significant change in this unobservable input would not have a material impact on the fair value measurement of our Level 2 commodity swaps.
Forward Exchange Contracts—The fair value of our forward exchange contracts is based on forward market rates.
Equity Securities—The fair value of our investment in equity securities is based on the net asset value provided by the fund administrator.
Short-Term Debt—The fair value of short-term borrowings related to precious metal financing arrangements accounted for as embedded derivatives are determined based on the future price of the associated precious metal.
Long-Term Debt—The fair value of our senior and guaranteed notes is calculated using pricing data obtained from well-established and recognized vendors of market data for debt valuations. The fair value of our term loan was determined based on a discounted cash flow model using observable inputs such as benchmark interest rates and public information regarding our credit risk.
We use the following inputs and valuation techniques to estimate the fair value of our pension assets disclosed in Note 14 to the Consolidated Financial Statements.
Common and Preferred Stock—Valued at the closing price reported on the market on which the individual securities are traded.
Fixed Income Securities—Certain securities that are not traded on an exchange are valued at the closing price reported by pricing services. Other securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings.
Commingled Funds—Valued based upon the unit values of such collective trust funds held at year end by the pension plans. Unit values are based on the fair value of the underlying assets of the fund derived from inputs principally from, or corroborated by, observable market data by correlation or other means.
Real Estate—Valued on the basis of a discounted cash flow approach, which includes the future rental receipts, expenses, and residual values as the highest and best use of the real estate from a market participant view as rental property.
Hedge Funds—Valued based upon the unit values of such alternative investments held at year end by the pension plans. Unit values are based on the fair value of the underlying assets of the fund.
Private Equity—Valued based upon the unit values of such alternative investments held at year end by the pension plans. Unit values are based on the fair value of the underlying assets of the fund. Certain securities held in the fund are valued at the closing price reported on an exchange or other established quotation service for over-the-counter securities. Other assets held in the fund are valued based on the most recent financial statements prepared by the fund manager.
Convertible Securities—Valued at the quoted prices for similar assets or liabilities in active markets.
U.S. Government Securities—Certain securities are valued at the closing price reported on the active market on which the individual securities are traded. Other securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings.
Cash and Cash Equivalents—Valued at the quoted prices for identical assets or liabilities in active markets.
Non-U.S. Insurance Arrangements—Valued based upon the estimated cash surrender value of the underlying insurance contract, which is derived from an actuarial determination of the discounted benefits cash flows.

Fair value measurement [Policy Text Block]
Fair Value Measurements
We categorize assets and liabilities, measured at fair value, into one of three different levels depending on the observability of the inputs employed in the measurement. Level 1 inputs are quoted prices for identical instruments in active markets. Level 2 inputs are quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs or significant value-drivers are observable. Level 3 inputs are model-derived valuations in which one or more significant inputs or significant value-drivers are unobservable.
Fair value measurements are classified according to the lowest level input or value-driver that is significant to the valuation. A measurement may therefore be classified within Level 3 even though there may be significant inputs that are readily observable.

Pension plans [Policy Text Block]
Pension Plans—We have funded and unfunded defined benefit plans and defined contribution plans. For the defined benefit plans, a projected benefit obligation is calculated annually by independent actuaries using the projected unit credit method. Pension costs primarily represent the increase in the actuarial present value of the obligation for pension benefits based on employee service during the year and the interest on this obligation in respect of employee service in previous years, net of expected return on plan assets.
Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity and are reflected in Accumulated other comprehensive income in the period in which they arise.

Other post-employment obligations [Policy Text Block]	Other Post-Employment Obligations—Certain employees are entitled to post-retirement medical benefits upon retirement. The entitlement to these benefits is usually conditional on the employee remaining in service up to retirement age and the completion of a minimum service period. The expected costs of these benefits are accrued over the period of employment applying the same accounting methodology used for defined benefit plans.
Termination benefits [Policy Text Block]	Termination Benefits—Contractual termination benefits are payable when employment is terminated due to an event specified in the provisions of a social/labor plan or statutory law. A liability is recognized for one-time termination benefits when we are committed to (i) make payments and the number of affected employees and the benefits to be received are known to both parties, and (ii) terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal and can reasonably estimate such amount. Benefits falling due more than 12 months after the balance sheet date are discounted to present value.
Use of estimates [Policy Text Block]
Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

New accounting pronouncements, policy [Policy Text Block]
Recently Adopted Guidance
Government Assistance—In November 2021, the FASB issued Accounting Standards Update (“ASU”) 2021-10, Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance. The guidance requires disclosures about assistance received from the government that have been accounted for by analogizing to a grant or contribution accounting model including the nature and form of assistance, the accounting policies used to account for the assistance and its impact on the entity’s financial statements. This guidance is effective for annual periods beginning after December 15, 2021. The adoption of this guidance from January 1, 2022 did not have a material impact on our Consolidated Financial Statements.
Reference Rate Reform—In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848. Previously, the FASB issued accounting guidance set forth by Topic 848 to provide optional expedients and exceptions in accounting for contract modifications, hedging relationships and other transactions that reference London Inter-Bank Offered Rate (“LIBOR”), or another reference rate, expected to be discontinued as a result of reference rate reform, if certain criteria are met. The new guidance defers the sunset date of Topic 848 from December 31, 2022 to December 31, 2024 and is effective immediately upon issuance. The adoption of the new guidance did not have a material impact on the Company’s consolidated financial statements.
Accounting Guidance Issued But Not Adopted as of December 31, 2022
Fair Value Measurement—In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The guidance clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security because it is a characteristic of the entity holding the equity security rather than a characteristic of the security and is not considered in measuring its fair value. The guidance is effective prospectively for the year ending December 31, 2024, including the interim periods, with the impact of adoption reflected in earnings. Early adoption is permitted. The adoption of this guidance will not have a material impact on our Consolidated Financial Statements.
Supplier Finance Program—In September 2022, the FASB issued ASU 2022-04, Liabilities—Supplier Finance Programs (Subtopic 405-50): Disclosure of Supplier Finance Program Obligations. The guidance requires an entity that uses supplier finance programs in connection with the purchase of goods and services to disclose certain qualitative and quantitative information about its programs including the key terms and conditions, activity during the period, and potential magnitude. The guidance is effective retrospectively for the year ending December 31, 2023, including interim periods, with disclosures required for each period for which a balance sheet is presented, except for the disclosure of roll forward information, which is effective for fiscal years beginning after December 31, 2023. The adoption of this guidance will not have a material impact on our Consolidated Financial Statements.